AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 46.3%
Funds and Investment Trusts - 46.3% (a)
iShares Core MSCI EAFE ETF		76,670	$4,682,237
iShares Core S&P 500 ETF		43,375	12,948,305
iShares MSCI EAFE ETF (b)		75,980	4,954,656
iShares Russell 2000 ETF		11,040	1,670,793
SPDR S&P 500 ETF Trust		14,581	4,327,203
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		26,970	890,010
Vanguard S&P 500 ETF		49,183	13,407,286

Total Investment Companies (cost $35,300,869)			42,880,490

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 20.5%
Japan - 16.2%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	1,561,953	15,045,163

United States - 4.3%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS)		$3,910	3,960,375

Total Inflation - Linked Securities (cost $18,835,012)			19,005,538

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Oct 2019; Contracts: 337; Exercise Price: USD 293.00; Counterparty: Morgan Stanley & Co., Inc. (c)	USD	9,874,100	76,499

Options on Indices - 0.0%
Euro STOXX 50 Index Expiration: Oct 2019; Contracts: 880; Exercise Price: EUR 3,475.00; Counterparty: Morgan Stanley & Co. International PLC (c)	EUR	3,058,000	17,062
FTSE 100 Index Expiration: Oct 2019; Contracts: 180; Exercise Price: GBP 7,200.00; Counterparty: Morgan Stanley & Co. International PLC (c)	GBP	1,296,000	5,798

Company	Notional Amount		U.S. $ Value
Nikkei 225 Index Expiration: Oct 2019; Contracts: 8,000; Exercise Price: JPY 21,375.00; Counterparty: Goldman Sachs International (c)	JPY	171,000,000	$8,360

			31,220

Swaptions - 0.0%
IRS Swaption Expiration: Oct 2019; Contracts: 9,394,000; Exercise Rate: 1.86%; Counterparty: JPMorgan Chase Bank, NA (c)	USD	9,394,000	1,426

Total Options Purchased - Puts (premiums paid $173,765)			109,145

OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Oct 2019; Contracts: 157; Exercise Price: USD 301.00; Counterparty: Morgan Stanley & Co., Inc. (c) (premiums paid $36,430)	USD	4,725,700	28,810

	Shares
SHORT-TERM INVESTMENTS - 30.7%
Investment Companies - 18.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (a)(d)(e) (cost $17,436,839)		17,436,839	17,436,839

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 6.4%
Japan - 6.4%
Japan Treasury Discount Bill
Series 847
Zero Coupon, 10/28/19	JPY	540,100	4,995,739
Series 851
Zero Coupon, 11/18/19		103,850	960,701

Total Governments-Treasuries (cost $5,945,647)			5,956,440

U.S. Treasury Bills - 5.5%
U.S. Treasury Bill
Zero Coupon 10/03/19-11/14/19 (cost $5,126,915)		$5,134	5,127,527

Total Short-Term Investments (cost $28,509,401)			28,520,806

Total Investments - 97.7% (cost $82,855,477) (f)			90,544,789
Other assets less liabilities - 2.3%			2,173,813

Net Assets - 100.0%			$92,718,602

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	191	December 2019	$7,400,817	$97,023
Euro-BTP Futures	17	December 2019	2,702,292	15,601
Euro-OAT Futures	13	December 2019	2,413,183	(22,761)
FTSE 100 Index Futures	33	December 2019	2,995,865	32,521
Hang Seng Index Futures	1	October 2019	166,133	(1,549)
Long Gilt Futures	28	December 2019	4,621,532	5,824
MSCI Emerging Markets Futures	9	December 2019	450,855	(14,840)
Nikkei 225 (CME) Futures	10	December 2019	1,094,750	28,696
S&P 500 E-Mini Futures	6	December 2019	893,550	(6,086)
S&P/TSX 60 Index Futures	5	December 2019	751,859	2,617
SPI 200 Futures	11	December 2019	1,240,255	3,320
TOPIX Index Futures	7	December 2019	1,028,069	30,381
U.S. T-Note 5 Yr (CBT) Futures	37	December 2019	4,408,492	(30,149)
U.S. Ultra Bond (CBT) Futures	10	December 2019	1,919,062	(43,640)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	141	December 2019	20,204,892	(16,892)

				$80,066

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	AUD	1,080	USD	742	12/16/19	$11,555
Natwest Markets PLC	JPY	2,614,047	USD	24,520	12/16/19	216,258
State Street Bank & Trust Co.	CHF	866	USD	881	12/16/19	7,778
UBS AG	EUR	2,342	USD	2,606	12/16/19	37,660

						$273,251

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (g)	Morgan Stanley & Co. International PLC	880	EUR	3,275.00	October 2019	EUR	2,882	$4,475	$(3,424)
FTSE 100 Index (g)	Morgan Stanley & Co. International PLC	180	GBP	6,900.00	October 2019	GBP	1,242	2,918	(1,272)
Nikkei 225 Index (g)	Goldman Sachs International	8,000	JPY	20,500.00	October 2019	JPY	164,000	4,365	(1,788)
SPDR S&P 500 ETF Trust (h)	Morgan Stanley & Co., Inc.	337	USD	277.00	October 2019	USD	9,335	22,566	(14,996)

								$34,324	$(21,480)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC–1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.06%	10/15/19	USD 9,394	$9,394	$(19)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,346,408 and gross unrealized depreciation of investments was $(281,560), resulting in net unrealized appreciation of $8,064,848.

(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.

Currency Abbreviations:
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN 1

September 30, 2019 (unaudited)

51.9%	United States
16.6%	Japan
31.5%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$42,880,490		$	– 0	–	$	– 0	–	$42,880,490
Inflation - Linked Securities	– 0	–		19,005,538			– 0	–	19,005,538
Options Purchased - Puts	– 0	–		109,145			– 0	–	109,145
Options Purchased - Calls	– 0	–		28,810			– 0	–	28,810
Short-Term Investments:
Investment Companies	17,436,839			– 0	–		– 0	–	17,436,839
Governments - Treasuries	– 0	–		5,956,440			– 0	–	5,956,440
U.S. Treasury Bills	– 0	–		5,127,527			– 0	–	5,127,527

Total Investments in Securities	60,317,329			30,227,460			– 0	–	90,544,789
Other Financial Instruments (a):
Assets:
Futures	24,042			191,941			– 0	–	215,983
Forward Currency Exchange Contracts	– 0	–		273,251			– 0	–	273,251
Liabilities:
Futures	(134,368)			(1,549)			– 0	–	(135,917)
Put Options Written	– 0	–		(21,480)			– 0	–	(21,480)
Interest Rate Swaptions	– 0	–		(19)			– 0	–	(19)

Total	$60,207,003			$30,669,604		$	– 0	–	$90,876,607

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$17,872		$14,457	$14,892	$17,437		$332
Government Money Market Portfolio*	- 0	-	50,531	50,531	- 0	-	9

Total	$17,872		$64,988	$65,423	$17,437		$341

*	Investments of cash collateral for securities lending transactions.